DERIVATIVE FINANCIAL INSTRUMENTS 4 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	$ 12		$ (33)		$ (74)
Gain (loss) reclassified from AOCI into earnings (effective portion)	(20)		(15)		(13)
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	1	[1]	(22)	[1]	(42)	[1]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(11)	[1]	(9)	[1]	(8)	[1]
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	8	[1]	(16)	[1]	(40)	[1]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(9)	[1]	(5)	[1]	(5)	[1]
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	0		0		0
Gain (loss) reclassified from AOCI into earnings (effective portion)	(1)		(2)		(3)
Cash Flow Hedges | Equity Earnings Before Income Tax [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	15		(10)		(32)
Gain (loss) reclassified from AOCI into earnings (effective portion)	(10)		(6)		(5)
Cash Flow Hedges | Cost of Natural Gas, Electric Fuel and Purchased Power [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(4)		(1)		0
Gain (loss) reclassified from AOCI into earnings (effective portion)	1		0		0
Fair Value Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	1	[2]	9	[2]	22	[2]
Fair Value Hedges | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	0	[2]	0	[2]	(2)	[2]
Fair Value Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	8		6		9
Fair Value Hedges | Interest Expense | Interest Rate Contract [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	0		0		1
Fair Value Hedges | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(7)		3		13
Fair Value Hedges | Other Income, Net | Interest Rate Contract [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	0		0		(3)
Undesignated Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	66		85		2
Undesignated Derivatives | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	53		69		(15)
Undesignated Derivatives | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	1		(1)		(1)
Undesignated Derivatives | Other Income, Net | Interest Rate Contract [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	0	[3]	0	[3]	(1)	[3]
Undesignated Derivatives | Other Income, Net | Interest Rate and Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	17	[3]	10	[3]	(14)	[3]
Undesignated Derivatives | Equity Earnings, Net Of Income Tax [Member] | Interest Rate and Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(4)		0		0
Undesignated Derivatives | Revenues: Energy-Related Businesses [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(1)		7		30
Undesignated Derivatives | Cost of Natural Gas, Electric Fuel and Purchased Power [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	0		0		1
Undesignated Derivatives | Cost of Electric Fuel and Purchased Power [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	53		69		(14)
Undesignated Derivatives | Cost of Electric Fuel and Purchased Power [Member] | Commodity Contracts Subject To Rate Recovery [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	53		69		(14)
Undesignated Derivatives | Cost of Natural Gas [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	0		(2)		(2)
Undesignated Derivatives | Cost of Natural Gas [Member] | Commodity Contracts Subject To Rate Recovery [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	0		(2)		(2)
Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	1		1		1
Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	$ 1		$ 1		$ 1

[1]	Amounts include Otay Mesa VIE. All of SDG&E’s interest rate derivative activity relates to Otay Mesa VIE. There was a negligible amount of ineffectiveness related to these swaps.
[2]	There has been no hedge ineffectiveness on these swaps. Changes in the fair values of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt.
[3]	Amount for 2011 is related to Otay Mesa VIE. Sempra Energy Consolidated also includes additional instruments.